Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [line items]
Profit/(loss) before tax	$ 8,463	$ 2,079	$ 12,776
Deduct share of results of associates and joint ventures	248	156	152
Profit/(loss) before tax and before share of results of associates and joint ventures	8,215	1,924	12,624
Adjustments to the tax basis
Government incentives	(543)	(428)	(709)
Non-deductible/(non-taxable) mark-to-market on derivatives	48	2,219	(1,776)
Non-deductible impairment of goodwill		2,500
Other expenses not deductible for tax purposes	1,979	1,512	1,223
Other non-taxable income	(476)	(250)	(282)
Gross adjustments on taxable basis	$ 9,223	$ 7,477	$ 11,080
Aggregate weighted nominal tax rate	26.70%	27.70%	26.20%
Tax at aggregated nominal tax rate	$ (2,463)	$ (2,069)	$ (2,901)
Adjustments on tax expense
Utilization of tax losses not previously recognized	24	13	13
Recognition of deferred taxes on previous years' tax losses	5	48	27
Write-down of deferred tax assets on losses and current year losses for which no deferred tax asset is recognized	(314)	(386)	(137)
(Underprovided)/overprovided in prior years	159	119	58
Deductions from interest on equity	469	431	666
Deductions from goodwill	14	16	20
Other tax deductions	212	218	259
Change in tax rate	(147)	61	(95)
Withholding taxes	(485)	(423)	(505)
Other tax adjustments	175	39	(191)
Total income tax expense	$ (2,350)	$ (1,932)	$ (2,786)
Effective tax rate	28.60%	100.40%	22.10%